Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit for the year	$ (262,804,000)	$ (150,339,000)	$ (28,459,000)
Proceeds from sales	945,631,000	708,196,000	783,000,000
Dividends received from related parties	148,411,000	3,649,000	33,388,000
Recovery of taxes	28,191,000	42,967,000	45,712,000
Royalty received	17,074,000	18,954,000	23,001,000
Dividends received from other investments	3,350,000	2,500,000	1,126,000
Proceeds from insurance claim	2,358,000	4,381,000	0
Interest received	207,000	1,658,000	4,265,000
Payments to suppliers and third parties, and other net	(608,689,000)	(434,591,000)	(589,852,000)
Payments for tax litigation	(552,639,000)	(22,386,000)	(36,322,000)
Payments to employees	(125,773,000)	(129,353,000)	(137,300,000)
Income tax and royalties paid to Peruvian State	(34,157,000)	(25,708,000)	(24,935,000)
Interest paid	(14,504,000)	(21,653,000)	(28,266,000)
Payments of royalties	(6,970,000)	(6,180,000)	(4,741,000)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Current income tax expense	9,700,000	9,700,000	9,700,000
Net increase (decrease) in operating liabilities:
Trade and other payables		2,742,000
Net cash and cash equivalents provided by (used in) operating activities	(197,510,000)	142,434,000	69,076,000
Investing activities
Proceeds from sale of investments	3,640,000	0	0
Proceeds from sale of property, plant and equipment	739,000	24,416,000	726,000
Acquisition of investment in associate	0	(13,453,000)	0
Additions to property, plant and equipment	(90,309,000)	(71,546,000)	(102,627,000)
Payments for acquisition of other assets	(357,000)	(1,641,000)	(3,700,000)
Net cash and cash equivalents used in investing activities	(86,287,000)	(62,224,000)	(105,601,000)
Financing activities
Senior notes bonds issued, net of issuance costs	539,300,000	0	0
Proceeds from bank loans	50,000,000	18,019,000	55,000,000
Decrease (increase) of bank accounts in trust	17,000	2,134,000	(166,000)
Payments of bank loans	(65,793,000)	(7,197,000)	(95,000,000)
Short-term and low value lease payments	(35,985,000)	(19,549,000)	(22,011,000)
Increase of restricted time deposits	(29,242,000)	0	0
Payments of financial obligations	(21,585,000)	(38,994,000)	(186,152,000)
Lease payments	(5,205,000)	(4,080,000)	(7,596,000)
Dividends paid to non-controlling interest	(6,160,000)	(5,140,000)	(6,500,000)
Additions	0	0	161,894,000
Dividends paid to controlling interest	0	0	(22,098,000)
Net cash and cash equivalents provided by (used in) financing activities	425,347,000	(54,807,000)	(122,629,000)
Increase (decrease) in cash and cash equivalents for the year, net	141,550,000	25,403,000	(159,154,000)
Cash and cash equivalents at beginning of year	235,449,000	210,046,000	369,200,000
Cash and cash equivalents at year-end	376,999,000	235,449,000	210,046,000
Financing and investing activities not affecting cash flows:
Changes in estimates of mine closures plans	(3,272,000)	31,558,000	26,722,000
Leases additions	2,972,000	5,213,000	19,885,000
Transactions with no effects in cash flows:
Increase of right-of-use assets	3,000,000.0	6,200,000
Minera Yanacocha SRL and subsidiary [Member]
Operating activities
Profit for the year	(967,682,000)	(165,449,000)	(95,257,000)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Impairment reversal on long lived assets	(97,592,000)	0	0
Current income tax expense	50,008,000	53,018,000	64,928,000
Deferred income tax benefit	(1,021,000)	0	0
Loss on assets held for sale	152,224,000	0	0
Depreciation and amortization	151,843,000	140,252,000	144,862,000
Provision for mine closure	823,889,000	124,780,000	142,129,000
Unwinding of present value of the provision for mine closure	33,609,000	32,049,000	36,709,000
Unwinding of discount of debt instruments	1,657,000	1,497,000	1,497,000
Write-off of fixed assets	613,000	460,000	1,204,000
Loss (gain) for fixed asset sales	(1,009,000)	(10,000)	(5,996,000)
Write-down of ore inventories to realizable value	14,137,000	37,880,000	33,464,000
Reversal of the write-down of ore inventories to realizable value	(26,165,000)	(72,518,000)	(74,666,000)
Allowance for obsolescence of materials and supplies	877,000	497,000	(1,417,000)
Net (increase) decrease in operating assets:
Trade and other receivables	(34,866,000)	(7,110,000)	13,290,000
Value added tax credit and other taxes	13,413,000	(6,439,000)	(16,491,000)
Inventories and stockpiles and ore on leach pads	(12,516,000)	84,833,000	42,326,000
Prepaid expenses	257,000	(600,000)	(238,000)
Financial assets at fair value	(1,331,000)	(628,000)	(561,000)
Net increase (decrease) in operating liabilities:
Trade and other payables	17,842,000	(3,706,000)	(8,231,000)
Provisions	(5,029,000)	(982,000)	10,051,000
Other accruals and liabilities	(13,013,000)	20,753,000	21,282,000
Payments on closure of mining areas	(71,247,000)	(22,656,000)	(23,889,000)
Cash flows from (used in) operations	28,898,000	215,921,000	284,996,000
Income tax paid	(15,735,000)	(20,066,000)	(12,600,000)
Net cash and cash equivalents provided by (used in) operating activities	13,163,000	195,855,000	272,396,000
Investing activities
Proceeds from sale of property, plant and equipment	0	460,000	8,088,000
Additions to property, plant and equipment	(207,986,000)	(143,489,000)	(184,403,000)
Restricted cash	0	(135,000)	(490,000)
Proceeds from assets held for sale	16,958,000	0	0
Net cash and cash equivalents used in investing activities	(191,028,000)	(143,164,000)	(176,805,000)
Financing activities
Lease payments	(215,000)	(265,000)	(296,000)
Net cash and cash equivalents provided by (used in) financing activities	(215,000)	(265,000)	(296,000)
Increase (decrease) in cash and cash equivalents for the year, net	(178,080,000)	52,426,000	95,295,000
Cash and cash equivalents at beginning of year	870,929,000	818,503,000	723,208,000
Cash and cash equivalents at year-end	692,849,000	870,929,000	818,503,000
Transactions with no effects in cash flows:
Addition (deductions) of asset retirement cost	(7,927,000)	(4,125,000)	158,967,000
Increase of right-of-use assets	0	0	1,045,000
Sociedad Minera Cerro Verde S.A.A
Operating activities
Profit for the year	1,191,474,000	274,544,000	390,377,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Current income tax expense	750,082,000	235,613,000	291,014,000
Depreciation and amortization	484,218,000	484,237,000	535,000,000
Accretion on remediation and mine closure provision	3,715,000	4,196,000	4,048,000
Net (gain) loss on sale of property, plant and equipment	(255,000)	(11,000)	279,000
Provision of mining royalties dispute	15,311,000	44,414,000	73,770,000
Provision (gain) for uncertainty about treatments of income taxes	(14,379,000)	1,313,000	7,060,000
Profit sharing update	(1,002,000)	42,041,000
Capital project canceled	195,000	6,255,000
Share-based payments cost	2,894,000	2,259,000	1,560,000
Net (increase) decrease in operating assets:
Trade and other receivables	(4,477,000)	(139,577,000)	(39,300,000)
Other accounts receivable	3,018,000	623,000	3,535,000
Inventories and stockpiles and ore on leach pads	(23,170,000)	(60,549,000)	(63,871,000)
Other non-financial assets	(27,660,000)	(15,008,000)	(5,341,000)
Net increase (decrease) in operating liabilities:
Trade and other payables	34,735,000	(28,677,000)	18,797,000
Other accounts payable	(28,200,000)	48,503,000	45,648,000
Benefits to employees	60,581,000	18,178,000	(8,276,000)
Other provisions	(2,883,000)	(28,398,000)	11,532,000
Mining royalties dispute payments	(420,963,000)	(138,904,000)	(186,953,000)
Interest paid (not included in the financing activities)	(9,674,000)	(21,260,000)	(37,226,000)
Interest lease payments	(4,371,000)	(4,875,000)	(5,242,000)
Income tax paid	(315,861,000)	(86,610,000)	(216,369,000)
Net cash and cash equivalents provided by (used in) operating activities	1,693,328,000	638,307,000	820,042,000
Investing activities
Proceeds from sale of property, plant and equipment	423,000	189,000	1,243,000
Purchases of intangibles assets	(6,951,000)	0
Additions to property, plant and equipment	(155,912,000)	(178,991,000)	(283,459,000)
Stripping activity asset	(214,192,000)	(92,890,000)	(197,038,000)
Net cash and cash equivalents used in investing activities	(376,632,000)	(271,692,000)	(479,254,000)
Financing activities
Payments of bank loans	(200,000,000)	(305,000,000)	(200,000,000)
Lease payments	(12,746,000)	(9,376,000)	(10,479,000)
Dividends	(700,000,000)	0	(150,000,000)
Net cash and cash equivalents provided by (used in) financing activities	(912,746,000)	(314,376,000)	(360,479,000)
Increase (decrease) in cash and cash equivalents for the year, net	403,950,000	52,239,000	(19,691,000)
Cash and cash equivalents at beginning of year	533,730,000	481,491,000	501,182,000
Cash and cash equivalents at year-end	937,680,000	533,730,000	481,491,000
Transactions with no effects in cash flows:
Changes on the provision for remediation and mine closure	$ 18,271,000	$ (37,569,000)	$ (59,964,000)